Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Interest and Other Income	$ 803,856	$ 897,691	$ 2,423,237	$ 2,588,494
Interest Expense	434,131	443,690	1,289,490	1,301,036
Net Interest Income	369,725	454,001	1,133,747	1,287,458
Provision for losses on mortgage loans receivable	55,955	44,947	142,899	187,118
Provision for losses on bonds			100,000
Provision for Losses on Mortgage Loans Receivable and Bonds	55,955	44,947	242,899	187,118
Net Interest Income after Provision for Mortgage and Bond Losses	313,770	409,054	890,848	1,100,340
Other operating expenses	193,036	176,120	630,029	585,936
Real estate impairment	57,820	47,000	57,820	139,000
Total Operating Expenses	250,856	223,120	687,849	724,936
Operating Income	62,914	185,934	202,999	375,404
Other Income	10,855	342	11,896	8,205
Net Income	$ 73,769	$ 186,276	$ 214,895	$ 383,609
Basic and Diluted Income Per Share	$ 0.04	$ 0.09	$ 0.11	$ 0.17
Dividends Declared Per Share	$ 0.09	$ 0.10	$ 0.29	$ 0.30
Weighted Average Common Shares Outstanding - Basic and Diluted	1,908,999	2,061,930	1,930,523	2,276,762